BALANCE SHEET - Cik 0001821171_qell acquisition corp Member	Dec. 31, 2020 USD ($)
Current assets:
Cash	$ 2,023,823
Prepaid expenses	515,078
Total current assets	2,538,901
Investments held in Trust Account	379,579,492
Total Assets	382,118,393
Liabilities, Current [Abstract]
Accounts payable	133,528
Accrued expenses	80,000
Total current liabilities	213,528
Derivative warrant liabilities	61,495,200
Deferred underwriting commissions	13,282,500
Total liabilities	74,991,228
Commitments and Contingencies (Note 5)
Stockholder's Equity
Preference shares, $0.0001 par value 1,000,000 shares authorized none issued or outstanding
Additional paid-in capital	39,994,824
Accumulated deficit	(34,996,542)
Total shareholders' equity	5,000,005
Total Liabilities and Shareholders' Equity	382,118,393
Class A ordinary shares
Liabilities, Current [Abstract]
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	302,127,160
Stockholder's Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 7,737,284 shares issued and outstanding (excluding 30,212,716 shares subject to possible redemption)	774
Total shareholders' equity	774
Class A Common Stock Subject to Redemption
Liabilities, Current [Abstract]
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	302,127,160
Class B ordinary shares
Stockholder's Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 7,737,284 shares issued and outstanding (excluding 30,212,716 shares subject to possible redemption)	949
Total shareholders' equity	$ 949